ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Current:
Accounts payable		$ 2,506	$ 2,154
Accrued liabilities		2,228	1,808
Deferred revenue		680	581
Lease liabilities		611	610
Provisions		442	233
Loans and notes payable		0	109
Other liabilities		426	263
Total current		6,893	5,758
Non-current:
Lease liabilities		3,973	4,508
Deferred revenue		435	425
Accrued liabilities		317	213
Provisions		780	573
Pension liabilities		55	26
Loans and notes payable		35	33
Other liabilities		1,093	431
Total non-current	[1]	$ 6,688	$ 6,209

[1]	As at December 31, 2025 and 2024, $1.8 billion and $1.7 billion, respectively, of capital contributed by non-controlling shareholders in our Indian telecom tower operation has been excluded from partnership capital, and classified as a liability